Loss per share (Details) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
	Oct. 13, 2021	Dec. 31, 2021 USD ($) $ / shares shares		Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Earnings per share [line items]
Loss before income tax | $		$ (26,121)	[1]	$ (322,682)	$ (423,492)
Non-controlling interest | $		(289)	[1]	(688)
Owners of the Company | $		$ (25,832)	[1]	$ (321,994)	$ (423,492)
Basic weighted average shares outstanding | shares		301,185		294,103	293,570
Potentially dilutive securities | shares		20,323		23,246	22,911
Potentially dilutive weighted average common shares outstanding | shares		321,508		317,349	316,481
Loss per share - basic | $ / shares		$ (0.09)	[1]	$ (1.09)	$ (1.44)
Loss per share - diluted | $ / shares		$ (0.09)	[1]	$ (1.09)	$ (1.44)
Class A and B shares
Earnings per share [line items]
Ratio for exchange of old classes of shares into ordinary shares	500

[1]	Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).